5. Income Taxes - Operating loss tax carryforward (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Net Operating losses	$ 23,050,000
Year 1
Year of expiration	Jan. 01, 2018
Net Operating losses	1,425,000
Year 2
Year of expiration	Jan. 01, 2019
Net Operating losses	1,234,000
Year 3
Year of expiration	Jan. 01, 2020
Net Operating losses	2,849,000
Year 4
Year of expiration	Jan. 01, 2021
Net Operating losses	4,168,000
Year 5
Year of expiration	Jan. 01, 2023
Net Operating losses	1,217,000
Year 6
Year of expiration	Jan. 01, 2024
Net Operating losses	646,000
Year 7
Year of expiration	Jan. 01, 2025
Net Operating losses	589,000
Year 8
Year of expiration	Jan. 01, 2026
Net Operating losses	873,000
Year 9
Year of expiration	Jan. 01, 2027
Net Operating losses	2,607,000
Year 10
Year of expiration	Jan. 01, 2028
Net Operating losses	2,512,000
Year 11
Year of expiration	Jan. 01, 2029
Net Operating losses	2,196,000
Year 12
Year of expiration	Jan. 01, 2030
Net Operating losses	1,232,000
Year 13
Year of expiration	Jan. 01, 2031
Net Operating losses	1,028,000
Year 14
Year of expiration	Jan. 01, 2032
Net Operating losses	437,000
Year 15
Year of expiration	Jan. 01, 2033
Net Operating losses	$ 37,000